Other current and non-current non-financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	$ 49,186	$ 26,883
Other non-current non-financial assets	27,540	19,262
Domestic Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	20,209	11,484
Foreign Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	7,211	5,122
Prepaid mining licenses [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	1,329	1,205
Prepaid insurance [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	1,763	2,446
Refund of Value Added Tax to exporters [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	12,545	941
Other taxes [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	2,800	4,027
Other Assets [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	341	215
Other non-current non-financial assets	639	770
Stain development expenses and prospecting expenses [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	26,189	17,721
Guarantee deposits [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	712	771
Other prepayment [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	$ 2,988	$ 1,443